Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Schedule of property and equipment, net

   Property and equipment, net, consists of the following (in thousands):

	December 31,
	2011	2012
Computer equipment and software	$728	$919
Office equipment	179	179
Laboratory equipment	11,692	11,815
Leasehold improvements	10,060	10,088
Construction in progress	162	8

Total property and equipment	22,821	23,009
Accumulated depreciation and amortization	(17,910)	(18,950)

Property and equipment, net	$4,911	$4,059